Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-34767
Entity Registrant Name	CLARUS CORPORATION
Entity Central Index Key	0000913277
Entity Tax Identification Number	58-1972600
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2084 East 3900 South
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84124
City Area Code	801
Local Phone Number	278-5552
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	CLAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false